Shareholders’ Equity	12 Months Ended
Dec. 31, 2017
Shareholders’ Equity
Shareholders’ Equity

12. Shareholders’ Equity

(a) Share capital

	Number of shares 2017	Number of shares 2016	Number of shares 2015
	Ordinary	Ordinary	Ordinary
Balance at January 1	23,346,856	23,345,965	23,338,154
Issued for cash	8,573,975	—	—
Exercise of share options	1,034	891	7,811
Treasury shares issued	4,503,149	—	—
Balance at December 31	36,425,014	23,346,856	23,345,965

The authorized share capital of the Company amounting to € 3,000,000 consists of 37,500,000 ordinary shares and 37,500,000 preference shares with a par value of € 0.04 per share. At December 31, 2017,  36,425,014 ordinary shares were issued and fully paid in cash, of which 4,503,149 were held by the Company as treasury shares (2016:  1,173,958).

On October 2, 2015, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 200,000,000 (€ 166,764,000)  of its ordinary shares, warrants and/or units; and (b) as part of the $ 200,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 60,000,000 (€ 50,029,000)  of its ordinary shares that may be issued and sold under a sales agreement in one or more at-the-market offerings. In 2017, the Company has issued 976,477 shares pursuant to its current at-the-market offering program, resulting in proceeds of € 4,138,000, net of € 127,000 of offering expenses.

On June 28, 2017, the Company agreed to the issuance of 1,200,000 ordinary shares to institutional investors at an issue price of $ 5.00  (€ 4.40) per share in a registered direct offering with gross proceeds of € 5,278,000. The closing of the offering was effected on July 3, 2017. Transaction costs amounted to € 414,000, resulting in net proceeds of € 4,864,000.

In November 2017, the Company consummated an underwritten public offering and concurrent registered direct offering of 6,397,498 ordinary shares at an issue price of $ 3.25  (€ 2.76) per share.  The gross proceeds from both offerings amounted to € 17,671,000 while the transaction costs amounted to € 988,000, resulting in net proceeds of € 16,683,000.

(b) Equity settled employee benefit reserve

The costs of share options for employees, members of the supervisory board and members of the management board are recognized in the income statement, together with a corresponding increase in equity during the vesting period, taking into account (deferral of) corporate income taxes. The accumulated expense of share options recognized in the income statement is shown separately in the equity category ‘equity settled employee benefit reserve’ in the ‘statement of changes in equity’. On September 25, 2017, we established a Dutch foundation named Stichting Bewaarneming Aandelen ProQR for holding shares in trust for employees, members of the Management Board and members of the Supervisory Board of the Company and its group companies who from time to time will exercise options under the Company’s equity incentive plans.

(c) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(d) Share options

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options may be granted to employees, members of the supervisory board, members of the management board and consultants. The compensation expenses included in operating costs for this plan were € 4,024,000 in 2017  (2016: € 2,454,000,  2015: € 1,212,000), of which € 2,059,000  (2016: € 1,480,000,  2015: € 801,000) was recorded in general and administrative costs and € 1,965,000  (2016: € 974,000,  2015: € 411,000) was recorded in research and development costs based on employee allocation.

Options granted under this stock option plan are exercisable once vested. Any vesting schedule may be attached to the granted options, however the typical vesting period is four years  (25% after every year). The options expire ten years after date of grant. Options granted under the stock option plan are granted at exercise prices which equal the fair value of the ordinary shares of the Company at the date of the grant.

The Company accounts for its employee stock options under the fair value method. The fair value of the options is estimated at the date of grant using the Black-Scholes option-pricing model, with on average the following assumptions:

	Options granted		Options granted		Options granted
	in 2017		in 2016		in 2015
Risk-free interest rate	1.913%		1.467%		1.497%
Expected dividend yield	—%		—%		—%
Expected volatility	88.7%		86.3%		86.8%
Expected life in years	5	years	5	years	5	years

The resulting weighted average grant date fair value of the options amounted to € 3.21 in 2017  (2016: € 3.72,  2015: € 10.35). The stock options granted have a 10 year life following the grant date and are assumed to be exercised five years from date of grant for all awards.

Movements in the number of options outstanding and their related weighted average exercise prices are as follows:

	2017		2016		2015
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	2,205,989	€4.88	1,108,935	€4.19	998,765	€2.78
Granted	1,199,447	€4.63	1,214,126	€5.49	125,798	€15.27
Forfeited	(72,527)	€5.56	(116,181)	€4.64	(7,817)	€4.64
Exercised	(1,034)	€3.54	(891)	€2.38	(7,811)	€1.78
Expired	—	—	—	—	—	—
Balance at December 31	3,331,875	€4.78	2,205,989	€4.88	1,108,935	€4.19
Exercisable at December 31	1,148,893		615,246		339,352

The options outstanding at December 31, 2017 had an exercise price in the range of € 1.11 to € 20.34  (2016: € 1.11 to € 20.34,  2015: € 1.11 to € 20.34) and a weighted-average contractual life of 7.9 years  (2016:  8.3 years,  2015:  8.3 years).

The weighted-average share price at the date of exercise for share options exercised in 2017 was € 4.32  (2016: € 4.23,  2015: € 19.30).

Please refer to Note 23 for the options granted to key management personnel.